3. INVESTMENT SECURITIES: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019:

Obligations of states and
political subdivisions	$192,240,250	$11,796,039	$(24,092)	$204,012,197
Corporate securities	130,316	315,009	--	445,325
	$192,370,566	$12,111,048	$(24,092)	$204,457,522

December 31, 2018:
Obligations of states and
political subdivisions	$212,613,724	$3,685,239	$(4,410,689)	$211,888,274
Corporate securities	130,316	181,126	--	311,442
	$212,744,040	$3,866,365	$(4,410,689)	$212,199,716